COMMITMENTS AND CONTINGENCIES - Disclosure of future minimum payments (Details) $ in Thousands	Dec. 31, 2020 CAD ($)
Disclosure Of Commitments [Line Items]
Commitments	$ 6,770
2021 [Member]
Disclosure Of Commitments [Line Items]
Commitments	5,911
2022 [Member]
Disclosure Of Commitments [Line Items]
Commitments	859
2023 [member]
Disclosure Of Commitments [Line Items]
Commitments	0
2024 [member]
Disclosure Of Commitments [Line Items]
Commitments	0
2025 [Member]
Disclosure Of Commitments [Line Items]
Commitments	0
2026 and thereafter [Member]
Disclosure Of Commitments [Line Items]
Commitments	$ 0